ACQUISITIONS (Additional Information) (Details) $ in Thousands			2 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jul. 01, 2016 USD ($) refinery	Apr. 29, 2016 USD ($) terminal	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 refinery	Nov. 01, 2015
Business Acquisition [Line Items]
Number Of Operating Refineries | refinery	5								4
Business Acquisition, Transaction Costs			$ 5,833	$ 17,510	$ 17,510	$ 1,021	$ 17,510	$ 5,833
Revenues						21,786,637	15,920,424	13,123,929
Net income						551,245	320,997	261,192
Proceeds from revolver borrowings						490,000	550,000	170,000
Maturities of marketable securities						$ 115,060	$ 2,104,209	$ 2,067,983
Business Combination, Consideration Transferred, Working Capital Adjustments		$ 37
Torrance Refinery [Member]
Business Acquisition [Line Items]
Purchase price after adjustments	$ 971,932
Cash paid	521,350
Working capital	450,582
Revenues				1,977,204
Net income				$ 86,394
Business Combination, Consideration Transferred, Initial Estimate	$ 537,500
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Purchase price after adjustments		98,373
Cash paid		98,336
Working capital		$ (1,627)
Revenues					11,871
Income (Loss) Attributable to Parent					$ 1,830
Number Of Refined Product Terminals Acquired | terminal		4
Business Combination, Consideration Transferred, Initial Estimate		$ 100,000
Proceeds from revolver borrowings		98,500
Repayments of Secured Debt		98,336
Maturities of marketable securities		$ 98,336
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Revenues			643,267
Net income			$ 53,539
Chalmette Refining L.L.C. [Member] | PBF Energy Inc. [Member]
Business Acquisition [Line Items]
Ownership percentage by parent										100.00%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Business Acquisition [Line Items]
Ownership percentage by parent						80.00%
T&M Terminal Company [Member] | Chalmette Refining [Member]
Business Acquisition [Line Items]
Ownership percentage by parent						80.00%